F/m 3-Year Investment Grade Corporate Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 98.0%	Par	Value
Communications - 3.8%
Alphabet, Inc., 0.80%, 08/15/2027 (a)	$313,000	$286,419
AT&T, Inc., 2.30%, 06/01/2027	366,000	346,192
Booking Holdings, Inc., 3.55%, 03/15/2028	365,000	354,931
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	363,000	352,854
Comcast Corp., 3.15%, 02/15/2028	364,000	349,027
Cox Communications, Inc., 3.50%, 08/15/2027 (b)	365,000	353,727
Discovery Communications LLC, 3.95%, 03/20/2028	364,000	348,106
Expedia Group, Inc., 3.80%, 02/15/2028	364,000	353,496
Meta Platforms, Inc., 3.50%, 08/15/2027	362,000	354,253
Netflix, Inc., 4.88%, 04/15/2028	360,000	363,670
Paramount Global, 3.38%, 02/15/2028	367,000	346,096
TELUS Corp., 3.70%, 09/15/2027	365,000	354,774
T-Mobile USA, Inc., 2.05%, 02/15/2028	312,000	287,902
Uber Technologies, Inc., 7.50%, 09/15/2027 (b)	359,000	366,188
Verizon Communications, Inc., 2.10%, 03/22/2028	312,000	287,846
Vodafone Group PLC, 4.38%, 05/30/2028	360,000	360,309
Walt Disney Co., 2.20%, 01/13/2028	310,000	290,572
		5,756,362

Consumer Discretionary - 8.4%
Amazon.com, Inc., 3.15%, 08/22/2027	365,000	354,277
American Honda Finance Corp., 4.45%, 10/22/2027	363,000	361,700
Automatic Data Processing, Inc., 1.70%, 05/15/2028	312,000	286,288
AutoNation, Inc., 3.80%, 11/15/2027	365,000	354,108
AutoZone, Inc., 3.75%, 06/01/2027	363,000	355,614
BMW US Capital LLC, 3.75%, 04/12/2028 (b)	363,000	351,669
BorgWarner, Inc., 2.65%, 07/01/2027	366,000	349,070
Darden Restaurants, Inc., 4.35%, 10/15/2027	362,000	358,272
Delta Air Lines, Inc., 4.38%, 04/19/2028	362,000	353,395
DR Horton, Inc., 1.40%, 10/15/2027	312,000	285,838
eBay, Inc., 3.60%, 06/05/2027	362,000	354,048
ERAC USA Finance LLC, 4.60%, 05/01/2028 (b)	362,000	361,701
General Motors Financial Co., Inc., 5.35%, 07/15/2027	359,000	363,562
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028 (b)	357,000	368,139
Hasbro, Inc., 3.50%, 09/15/2027	365,000	354,253
Home Depot, Inc., 4.88%, 06/25/2027	359,000	363,387
Hyundai Capital America, 4.30%, 09/24/2027 (b)	306,000	302,238
Las Vegas Sands Corp., 5.90%, 06/01/2027	359,000	364,755
Lear Corp., 3.80%, 09/15/2027	364,000	354,726
Leggett & Platt, Inc., 3.50%, 11/15/2027	367,000	349,475
Leland Stanford Junior University, 1.29%, 06/01/2027	311,000	288,472
Lennar Corp., 4.75%, 11/29/2027	360,000	361,254
Lowe's Cos., Inc., 1.30%, 04/15/2028	314,000	281,951
Marriott International, Inc./MD, 5.00%, 10/15/2027	362,000	366,040
Masco Corp., 1.50%, 02/15/2028	311,000	282,495
Mattel, Inc., 5.88%, 12/15/2027 (b)	360,000	360,878
McDonald's Corp., 3.80%, 04/01/2028	362,000	354,263
Meritage Homes Corp., 5.13%, 06/06/2027	360,000	361,478
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (b)	238,950	240,976
O'Reilly Automotive, Inc., 3.60%, 09/01/2027	364,000	354,454
Southwest Airlines Co., 5.13%, 06/15/2027	360,000	363,025
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	359,000	374,103
Starbucks Corp., 3.50%, 03/01/2028	364,000	353,606
Tapestry, Inc., 4.13%, 07/15/2027	363,000	356,208
TJX Cos., Inc., 1.15%, 05/15/2028	314,000	282,012
Toll Brothers Finance Corp., 4.35%, 02/15/2028	363,000	356,862
Toyota Motor Credit Corp., 4.35%, 10/08/2027	361,000	360,000
		12,644,592

Consumer Staples - 8.1%
7-Eleven, Inc., 1.30%, 02/10/2028 (b)	314,000	279,792
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (b)	364,000	352,910
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 04/13/2028	362,000	357,689
BAT Capital Corp., 3.56%, 08/15/2027	362,000	351,441
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	362,000	353,929
Church & Dwight Co., Inc., 3.15%, 08/01/2027	364,000	352,987
Clorox Co., 3.90%, 05/15/2028	364,000	356,804
Coca-Cola Co., 1.45%, 06/01/2027	309,000	288,683
Colgate-Palmolive Co., 4.60%, 03/01/2028	361,000	367,984
Conagra Brands, Inc., 1.38%, 11/01/2027	311,000	283,307
Constellation Brands, Inc., 3.60%, 02/15/2028	365,000	353,005
Costco Wholesale Corp., 1.38%, 06/20/2027	311,000	289,091
Dollar General Corp., 4.63%, 11/01/2027	363,000	361,233
Dollar Tree, Inc., 4.20%, 05/15/2028	364,000	355,802
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	363,000	361,063
General Mills, Inc., 4.20%, 04/17/2028	362,000	356,948
Heineken NV, 3.50%, 01/29/2028 (b)	362,000	351,478
Hershey Co., 4.25%, 05/04/2028	362,000	361,767
J M Smucker Co., 3.38%, 12/15/2027	362,000	350,618
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	361,000	361,844
Kellanova, 4.30%, 05/15/2028	363,000	357,903
Kenvue, Inc., 5.05%, 03/22/2028	359,000	366,457
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	362,000	361,310
Kimberly-Clark Corp., 1.05%, 09/15/2027	313,000	285,987
Kroger Co., 4.60%, 08/15/2027	362,000	363,591
Mars, Inc., 4.55%, 04/20/2028 (b)	304,000	303,893
McCormick & Co., Inc., 3.40%, 08/15/2027	364,000	353,833
Mondelez International, Inc., 4.13%, 05/07/2028	363,000	359,202
PepsiCo, Inc., 3.00%, 10/15/2027	363,000	350,707
Philip Morris International, Inc., 4.88%, 02/15/2028	361,000	364,165
Procter & Gamble Co., 2.85%, 08/11/2027	365,000	352,347
Sysco Corp., 3.25%, 07/15/2027	365,000	352,760
The Campbell's Co., 4.15%, 03/15/2028	363,000	356,990
Tyson Foods, Inc., 3.55%, 06/02/2027	362,000	352,472
Walmart, Inc., 3.95%, 09/09/2027	362,000	359,489
		12,089,481

Energy - 9.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	362,000	349,064
Boardwalk Pipelines LP, 4.45%, 07/15/2027	362,000	358,127
BP Capital Markets PLC, 3.28%, 09/19/2027	363,000	352,138
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	363,000	355,529
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	361,000	363,661
Chevron USA, Inc., 1.02%, 08/12/2027	312,000	286,166
Continental Resources, Inc./OK, 4.38%, 01/15/2028	363,000	355,256
DCP Midstream Operating LP, 5.63%, 07/15/2027	360,000	365,982
Devon Energy Corp., 5.25%, 10/15/2027	361,000	361,861
Enbridge, Inc., 3.70%, 07/15/2027	363,000	355,632
Energy Transfer LP, 5.55%, 02/15/2028	360,000	368,485
Eni USA, Inc., 7.30%, 11/15/2027	358,000	382,068
EnLink Midstream LLC, 5.63%, 01/15/2028 (b)	360,000	366,206
Enterprise Products Operating LLC, 5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	363,000	353,937
EQT Corp., 3.90%, 10/01/2027	362,000	353,805
Equinor ASA, 7.25%, 09/23/2027	357,000	383,675
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (b)	366,000	349,225
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (b)	361,000	357,943
HF Sinclair Corp., 5.00%, 02/01/2028	362,000	360,084
Kinder Morgan, Inc., 4.30%, 03/01/2028	361,000	356,884
Marathon Oil Corp., 4.40%, 07/15/2027	362,000	360,461
Marathon Petroleum Corp., 3.80%, 04/01/2028	363,000	352,250
MPLX LP, 4.00%, 03/15/2028	362,000	353,638
NGPL PipeCo LLC, 4.88%, 08/15/2027 (b)	362,000	359,999
Occidental Petroleum Corp., 5.00%, 08/01/2027	361,000	362,027
ONEOK, Inc., 4.25%, 09/24/2027	362,000	358,171
Ovintiv, Inc., 5.65%, 05/15/2028	360,000	367,210
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	365,000	350,808
Phillips 66, 3.90%, 03/15/2028	362,000	353,622
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (b)	364,000	354,851
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	363,000	357,396
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (b)	363,000	355,300
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (b)	362,000	361,620
Targa Resources Corp., 5.20%, 07/01/2027	360,000	364,536
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (b)	365,000	350,423
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	363,000	357,614
Valero Energy Corp., 2.15%, 09/15/2027	366,000	343,441
Western Midstream Operating LP, 4.50%, 03/01/2028	363,000	356,489
Williams Cos., Inc., 3.75%, 06/15/2027	363,000	355,146
Woodside Finance Ltd., 3.70%, 03/15/2028 (b)	364,000	349,360
		14,260,090

Financials - 27.6%
Air Lease Corp., 5.30%, 02/01/2028	359,000	364,565
Aircastle Ltd., 2.85%, 01/26/2028 (b)	310,000	290,390
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	363,000	355,152
Ally Financial, Inc., 7.10%, 11/15/2027	358,000	379,041
American Express Co., 5.85%, 11/05/2027	359,000	371,556
American Homes 4 Rent LP, 4.25%, 02/15/2028	363,000	357,298
American International Group, Inc., 4.20%, 04/01/2028	363,000	357,534
American National Group, Inc., 5.00%, 06/15/2027	360,000	358,861
American Tower Corp., 3.55%, 07/15/2027	362,000	352,016
Andrew W Mellon Foundation, 0.95%, 08/01/2027	313,000	286,821
Ares Capital Corp., 2.88%, 06/15/2027	364,000	344,862
Ares Strategic Income Fund, 5.70%, 03/15/2028 (b)	362,000	363,270
Assurant, Inc., 4.90%, 03/27/2028	362,000	361,933
Athene Holding Ltd., 4.13%, 01/12/2028	363,000	355,693
AvalonBay Communities, Inc., 3.20%, 01/15/2028	365,000	350,914
Aviation Capital Group LLC, 3.50%, 11/01/2027 (b)	364,000	349,114
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (b)	311,000	289,184
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	363,000	354,177
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	364,000	349,822
Bank of Montreal, 3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032	363,000	347,762
Bank of New York Mellon Corp., 5.80% to 10/25/2027 then SOFR + 1.80%, 10/25/2028	360,000	371,665
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028	361,000	358,319
BGC Group, Inc., 8.00%, 05/25/2028	357,000	382,332
BlackRock Funding, Inc., 4.60%, 07/26/2027	361,000	363,522
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/2027 (b)	358,000	370,133
Blackstone Private Credit Fund, 4.95%, 09/26/2027 (b)	363,000	358,197
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	361,000	361,106
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	358,000	375,411
Boston Properties LP, 6.75%, 12/01/2027	357,000	373,776
Brighthouse Financial, Inc., 3.70%, 06/22/2027	363,000	353,700
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	310,000	284,603
Brookfield Finance, Inc., 3.90%, 01/25/2028	363,000	355,266
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	359,000	364,131
Capital One Financial Corp., 3.80%, 01/31/2028	364,000	352,618
Charles Schwab Corp., 2.00%, 03/20/2028	312,000	287,645
Cincinnati Financial Corp., 6.92%, 05/15/2028	357,000	383,251
Citigroup, Inc., 4.45%, 09/29/2027	362,000	358,125
CNA Financial Corp., 3.45%, 08/15/2027	364,000	352,840
CNO Global Funding, 5.88%, 06/04/2027 (b)	359,000	366,991
Commonwealth Bank of Australia, 3.90%, 03/16/2028 (b)	363,000	357,521
Corebridge Global Funding, 4.65%, 08/20/2027 (b)	360,000	359,707
Crown Castle, Inc., 5.00%, 01/11/2028	361,000	363,374
Digital Realty Trust LP, 3.70%, 08/15/2027	362,000	353,059
DOC DR LLC, 3.95%, 01/15/2028	363,000	355,032
Empower Finance 2020 LP, 1.36%, 09/17/2027 (b)	313,000	284,720
EPR Properties, 4.50%, 06/01/2027	362,000	356,378
Equinix, Inc., 1.55%, 03/15/2028	314,000	284,428
Equitable Holdings, Inc., 4.35%, 04/20/2028	362,000	357,138
ERP Operating LP, 3.50%, 03/01/2028	363,000	352,845
Essex Portfolio LP, 1.70%, 03/01/2028	312,000	283,848
Extra Space Storage LP, 5.70%, 04/01/2028	360,000	371,111
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	357,000	374,822
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	362,000	361,542
Federal Realty OP LP, 3.25%, 07/15/2027	365,000	351,494
Fidelity National Information Services, Inc., 1.65%, 03/01/2028	313,000	284,204
Fifth Third Bancorp, 6.36% to 10/27/2027 then SOFR + 2.19%, 10/27/2028	358,000	371,779
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	359,000	372,071
Fiserv, Inc., 2.25%, 06/01/2027	364,000	343,853
FS KKR Capital Corp., 3.25%, 07/15/2027	364,000	345,018
GATX Corp., 3.50%, 03/15/2028	366,000	351,078
Global Payments, Inc., 4.95%, 08/15/2027	361,000	362,743
Goldman Sachs Group, Inc., 4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	363,000	356,208
Goodman US Finance Three LLC, 3.70%, 03/15/2028 (b)	364,000	348,900
Guardian Life Global Funding, 1.25%, 11/19/2027 (b)	313,000	283,786
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (b)	357,000	372,225
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	364,000	353,389
Highwoods Realty LP, 4.13%, 03/15/2028	363,000	349,093
Huntington Bancshares, Inc./OH, 4.44% (SOFR + 1.97%), 08/04/2028	362,000	358,345
Jackson Financial, Inc., 5.17%, 06/08/2027	360,000	362,939
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	358,000	370,796
JPMorgan Chase & Co., 4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028	361,000	361,650
Kimco Realty OP LLC, 1.90%, 03/01/2028	310,000	284,683
Lincoln National Corp., 3.80%, 03/01/2028	362,000	351,743
LPL Holdings, Inc., 4.63%, 11/15/2027 (b)	363,000	357,322
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (b)	357,000	375,167
Macquarie Bank Ltd., 5.27%, 07/02/2027 (b)	359,000	365,982
Main Street Capital Corp., 6.50%, 06/04/2027	359,000	365,160
Markel Group, Inc., 3.50%, 11/01/2027	365,000	353,065
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	362,000	362,950
Mastercard, Inc., 4.10%, 01/15/2028	361,000	358,723
Mid-America Apartments LP, 3.60%, 06/01/2027	363,000	355,506
Mitsubishi UFJ Financial Group, Inc., 3.96%, 03/02/2028	363,000	357,294
Morgan Stanley, 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	362,000	351,605
New Mountain Finance Corp., 6.20%, 10/15/2027	362,000	360,632
New York Life Global Funding, 4.85%, 01/09/2028 (b)	361,000	365,255
NNN REIT, Inc., 3.50%, 10/15/2027	365,000	354,232
Northwestern Mutual Global Funding, 4.35%, 09/15/2027 (b)	361,000	360,141
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	362,000	359,511
ORIX Corp., 5.00%, 09/13/2027	360,000	363,048
Pacific Life Global Funding II, 1.45%, 01/20/2028 (b)	311,000	282,857
PayPal Holdings, Inc., 3.90%, 06/01/2027	362,000	357,749
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028 (b)	360,000	367,965
Principal Life Global Funding II, 4.60%, 08/19/2027 (b)	360,000	360,434
Prologis LP, 3.38%, 12/15/2027	362,000	351,206
Prudential Financial, Inc., 3.88%, 03/27/2028	364,000	356,813
Public Storage Operating Co., 1.85%, 05/01/2028	312,000	286,572
Realty Income Corp., 3.40%, 01/15/2028	365,000	352,204
Regency Centers LP, 4.13%, 03/15/2028	362,000	355,628
Reliance Standard Life Global Funding II, 4.93%, 09/01/2027 (b)	64,000	63,303
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	364,000	352,864
Rheinland-Pfalz Bank, 6.88%, 02/23/2028 (b)(c)	342,000	362,830
Royal Bank of Canada, 6.00%, 11/01/2027	358,000	371,946
Santander Holdings USA, Inc., 4.40%, 07/13/2027	361,000	355,859
Simon Property Group LP, 1.75%, 02/01/2028	310,000	285,041
State Street Corp., 4.33%, 10/22/2027	361,000	359,596
Store Capital LLC, 4.50%, 03/15/2028	364,000	354,835
Synchrony Financial, 3.95%, 12/01/2027	362,000	349,564
Tanger Properties LP, 3.88%, 07/15/2027	364,000	353,423
Truist Financial Corp., 4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029	303,000	303,014
UDR, Inc., 3.50%, 01/15/2028	365,000	350,422
Ventas Realty LP, 4.00%, 03/01/2028	362,000	354,332
VICI Properties LP, 4.75%, 02/15/2028	362,000	359,875
Visa, Inc., 2.75%, 09/15/2027	366,000	351,863
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (d)	310,000	288,497
Wells Fargo & Co., 2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	364,000	343,376
Welltower OP LLC, 4.25%, 04/15/2028	362,000	357,193
Westpac Banking Corp., 5.46%, 11/18/2027	359,000	369,133
Weyerhaeuser Co., 6.95%, 10/01/2027	358,000	380,017
Willis North America, Inc., 4.65%, 06/15/2027	361,000	359,977
		41,329,099

Health Care - 8.3%
Abbott Laboratories, 1.15%, 01/30/2028	313,000	284,723
Agilent Technologies, Inc., 4.20%, 09/09/2027	361,000	358,034
Amgen, Inc., 5.15%, 03/02/2028	684,000	694,265
Astrazeneca Finance LLC, 1.75%, 05/28/2028	312,000	284,550
Bayer Corp./NJ, 6.65%, 02/15/2028 (b)	359,000	373,066
Becton Dickinson & Co., 3.70%, 06/06/2027	306,000	299,853
Boston Scientific Corp., 4.00%, 03/01/2028	362,000	356,060
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	362,000	356,432
Cardinal Health, Inc., 3.41%, 06/15/2027	362,000	351,607
Cencora, Inc., 3.45%, 12/15/2027	362,000	350,193
Centene Corp., 4.25%, 12/15/2027	364,000	351,991
Cigna Group, 3.05%, 10/15/2027	364,000	349,798
CommonSpirit Health, 6.07%, 11/01/2027	358,000	371,393
CVS Health Corp., 4.30%, 03/25/2028	362,000	355,056
Elevance Health, Inc., 3.65%, 12/01/2027	363,000	353,647
Eli Lilly & Co., 4.15%, 08/14/2027	362,000	360,805
Gilead Sciences, Inc., 1.20%, 10/01/2027	311,000	284,266
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	363,000	356,756
Humana, Inc., 5.75%, 03/01/2028	360,000	368,837
Illumina, Inc., 5.75%, 12/13/2027	359,000	368,214
Johnson & Johnson, 0.95%, 09/01/2027	313,000	287,374
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	364,000	355,183
McKesson Corp., 3.95%, 02/16/2028	363,000	357,918
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	687,000	684,252
Merck & Co., Inc., 1.70%, 06/10/2027	367,000	344,606
Mylan, Inc., 4.55%, 04/15/2028	362,000	357,043
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	362,000	361,173
Quest Diagnostics, Inc., 4.60%, 12/15/2027	360,000	360,617
Royalty Pharma PLC, 1.75%, 09/02/2027	310,000	285,957
SSM Health Care Corp., 3.82%, 06/01/2027	361,000	354,606
Stryker Corp., 3.65%, 03/07/2028	364,000	354,627
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	362,000	365,993
UnitedHealth Group, Inc., 5.25%, 02/15/2028	360,000	368,441
Zoetis, Inc., 3.00%, 09/12/2027	365,000	350,839
		12,418,175

Industrials - 9.4%
3M Co., 2.88%, 10/15/2027	365,000	349,477
ABB Finance USA, Inc., 3.80%, 04/03/2028	362,000	356,064
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	365,000	352,901
Boeing Co., 3.25%, 02/01/2028	366,000	345,960
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	362,000	352,091
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	362,000	363,460
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	362,000	356,008
CNH Industrial Capital LLC, 4.55%, 04/10/2028	361,000	358,447
CNH Industrial NV, 3.85%, 11/15/2027	364,000	357,144
CSX Corp., 3.25%, 06/01/2027	362,000	351,871
Eaton Corp., 3.10%, 09/15/2027	365,000	352,826
Emerson Electric Co., 1.80%, 10/15/2027	311,000	289,665
FedEx Corp., 3.40%, 02/15/2028	365,000	352,687
General Dynamics Corp., 3.75%, 05/15/2028	364,000	355,676
Honeywell International, Inc., 4.65%, 07/30/2027	361,000	363,592
Howmet Aerospace, Inc., 6.75%, 01/15/2028	357,000	377,155
Hubbell, Inc., 3.50%, 02/15/2028	365,000	351,615
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	365,000	350,868
Ingersoll Rand, Inc., 5.20%, 06/15/2027	360,000	364,908
John Deere Capital Corp., 4.75%, 01/20/2028	361,000	364,833
Kirby Corp., 4.20%, 03/01/2028	362,000	354,052
Lennox International, Inc., 1.70%, 08/01/2027	310,000	286,563
Lockheed Martin Corp., 5.10%, 11/15/2027	359,000	366,039
Norfolk Southern Corp., 3.15%, 06/01/2027	363,000	351,430
Northrop Grumman Corp., 3.25%, 01/15/2028	364,000	349,902
nVent Finance Sarl, 4.55%, 04/15/2028	361,000	358,601
Oshkosh Corp., 4.60%, 05/15/2028	363,000	361,370
PACCAR Financial Corp., 4.45%, 08/06/2027	362,000	363,066
Parker-Hannifin Corp., 4.25%, 09/15/2027	363,000	360,673
Quanta Services, Inc., 4.75%, 08/09/2027	362,000	362,146
Regal Rexnord Corp., 6.05%, 04/15/2028	360,000	370,248
Republic Services, Inc., 3.95%, 05/15/2028	364,000	356,211
RTX Corp., 7.20%, 08/15/2027	355,000	376,222
Ryder System, Inc., 5.65%, 03/01/2028	359,000	369,499
Textron, Inc., 3.38%, 03/01/2028 (a)	366,000	350,395
Tyco Electronics Group SA, 3.13%, 08/15/2027	364,000	351,726
United Parcel Service, Inc., 3.05%, 11/15/2027	364,000	350,916
Vontier Corp., 2.40%, 04/01/2028	313,000	285,664
Waste Management, Inc., 4.50%, 03/15/2028	362,000	361,301
Xylem, Inc./NY, 1.95%, 01/30/2028	309,000	286,127
		14,039,399

Information Technology - 0.2%
VeriSign, Inc., 4.75%, 07/15/2027	361,000	361,102

Materials - 5.7%
Albemarle Corp., 4.65%, 06/01/2027	361,000	359,244
Amcor Finance USA, Inc., 4.50%, 05/15/2028	363,000	358,858
ArcelorMittal SA, 6.55%, 11/29/2027	357,000	373,543
Berry Global, Inc., 5.50%, 04/15/2028	361,000	366,985
BHP Billiton Finance USA Ltd., 4.75%, 02/28/2028	701,000	705,500
Carlisle Cos., Inc., 3.75%, 12/01/2027	363,000	353,750
Celanese US Holdings LLC, 6.17%, 07/15/2027	303,000	309,142
Ecolab, Inc., 5.25%, 01/15/2028	359,000	368,434
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	362,000	352,391
Glencore Funding LLC, 3.88%, 10/27/2027 (b)	364,000	355,008
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (b)	310,000	285,211
Kinross Gold Corp., 4.50%, 07/15/2027	362,000	360,004
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	364,000	352,739
Mosaic Co., 4.05%, 11/15/2027	364,000	357,407
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (b)	67,760	65,898
Nucor Corp., 3.95%, 05/01/2028	363,000	356,556
Nutrien Ltd., 4.90%, 03/27/2028	361,000	363,662
Owens Corning, 5.50%, 06/15/2027	359,000	366,043
Packaging Corp. of America, 3.40%, 12/15/2027	364,000	351,230
PPG Industries, Inc., 3.75%, 03/15/2028	362,000	352,652
Sherwin-Williams Co., 3.45%, 06/01/2027	363,000	353,741
Steel Dynamics, Inc., 1.65%, 10/15/2027	311,000	286,206
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (b)	359,000	378,623
WRKCo, Inc., 4.00%, 03/15/2028	362,000	352,862
		8,485,689

Technology - 7.8%
Accenture Capital, Inc., 3.90%, 10/04/2027	361,000	356,830
Analog Devices, Inc., 3.45%, 06/15/2027	362,000	353,211
Apple, Inc., 1.20%, 02/08/2028	313,000	284,515
Arrow Electronics, Inc., 3.88%, 01/12/2028	362,000	350,768
Autodesk, Inc., 3.50%, 06/15/2027	362,000	352,260
Avnet, Inc., 6.25%, 03/15/2028	359,000	371,708
Broadcom, Inc., 5.05%, 07/12/2027	360,000	363,608
Cadence Design Systems, Inc., 4.20%, 09/10/2027	361,000	358,763
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	362,000	352,392
Dell International LLC / EMC Corp., 5.25%, 02/01/2028	360,000	366,504
Equifax, Inc., 5.10%, 12/15/2027	360,000	364,070
Flex Ltd., 6.00%, 01/15/2028	359,000	369,364
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	363,000	360,924
HP, Inc., 3.00%, 06/17/2027	363,000	348,596
Intel Corp., 4.88%, 02/10/2028	360,000	360,661
Intuit, Inc., 1.35%, 07/15/2027	310,000	287,016
Jabil, Inc., 3.95%, 01/12/2028	306,000	297,926
Marvell Technology, Inc., 2.45%, 04/15/2028	312,000	288,831
Micron Technology, Inc., 5.38%, 04/15/2028	360,000	366,805
Microsoft Corp., 3.40%, 06/15/2027	363,000	356,046
Moody's Corp., 3.25%, 01/15/2028	365,000	352,150
Motorola Solutions, Inc., 4.60%, 02/23/2028	362,000	361,872
NetApp, Inc., 2.38%, 06/22/2027	365,000	345,662
Nokia Oyj, 4.38%, 06/12/2027	361,000	354,235
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	360,000	358,018
Open Text Corp., 6.90%, 12/01/2027 (b)	358,000	372,060
Oracle Corp., 3.25%, 11/15/2027	364,000	351,718
QUALCOMM, Inc., 1.30%, 05/20/2028	314,000	282,675
Roper Technologies, Inc., 1.40%, 09/15/2027	310,000	285,197
Salesforce, Inc., 3.70%, 04/11/2028	362,000	354,951
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	362,000	365,339
Teledyne Technologies, Inc., 2.25%, 04/01/2028	312,000	288,486
Texas Instruments, Inc., 4.60%, 02/15/2028	361,000	363,838
VMware LLC, 3.90%, 08/21/2027	362,000	354,538
		11,701,537

Utilities - 9.2%
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (b)	359,000	362,991
Ameren Corp., 1.75%, 03/15/2028	313,000	285,199
American Electric Power Co., Inc., 5.75%, 11/01/2027	358,000	368,808
American Water Capital Corp., 2.95%, 09/01/2027	366,000	350,446
APA Infrastructure Ltd., 4.25%, 07/15/2027 (b)	361,000	356,250
Arizona Public Service Co., 2.95%, 09/15/2027	364,000	347,921
Atmos Energy Corp., 3.00%, 06/15/2027	364,000	351,601
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	366,000	351,348
Black Hills Corp., 5.95%, 03/15/2028	359,000	372,955
Boston Gas Co., 3.15%, 08/01/2027 (b)	365,000	348,472
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	685,000	698,482
CMS Energy Corp., 3.45%, 08/15/2027	365,000	353,151
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	364,000	349,946
Constellation Energy Generation LLC, 5.60%, 03/01/2028	360,000	370,203
DTE Energy Co., 4.95%, 07/01/2027	361,000	363,345
Duke Energy Corp., 4.30%, 03/15/2028	361,000	357,248
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (b)	364,000	351,818
Edison International, 5.75%, 06/15/2027	359,000	366,709
Entergy Louisiana LLC, 3.12%, 09/01/2027	365,000	351,851
Essential Utilities, Inc., 4.80%, 08/15/2027	360,000	360,846
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (b)	360,000	363,118
Eversource Energy, 5.45%, 03/01/2028	360,000	368,162
Exelon Corp., 5.15%, 03/15/2028	361,000	365,932
FirstEnergy Corp., 3.90%, 07/15/2027	363,000	353,972
Georgia Power Co., 4.65%, 05/16/2028	362,000	363,130
ITC Holdings Corp., 4.95%, 09/22/2027 (b)	361,000	363,281
National Fuel Gas Co., 3.95%, 09/15/2027	362,000	353,493
National Rural Utilities Cooperative Finance Corp., 4.80%, 03/15/2028	361,000	364,786
NextEra Energy Capital Holdings, Inc., 4.90%, 02/28/2028	361,000	363,399
NiSource, Inc., 5.25%, 03/30/2028 (a)	361,000	367,404
NRG Energy, Inc., 2.45%, 12/02/2027 (b)	309,000	286,893
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	363,000	360,946
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	358,000	370,341
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (b)	363,000	347,762
Sempra, 3.40%, 02/01/2028	365,000	350,713
Southwest Gas Corp., 5.45%, 03/23/2028	361,000	368,597
Virginia Electric and Power Co., 3.80%, 04/01/2028	362,000	353,437
WEC Energy Group, Inc., 1.38%, 10/15/2027	311,000	284,788
		13,769,744
TOTAL CORPORATE BONDS (Cost $146,632,195)		146,855,270

SHORT-TERM INVESTMENTS - 0.4%		Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(e)	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (f)	63,006	63,006

U.S. Treasury Bills - 0.4%	Par
0.00%, 12/03/2024 (g)	550,000	549,931
TOTAL SHORT-TERM INVESTMENTS (Cost $612,938)		612,937

TOTAL INVESTMENTS - 98.4% (Cost $147,245,133)		147,468,207
Other Assets in Excess of Liabilities - 1.6%		2,455,538
TOTAL NET ASSETS - 100.0%		$149,923,745
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $61,891 which represented 0.0% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $19,464,361 or 13.0% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of November 30, 2024.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(g)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

F/m 3-Year Investment Grade Corporate Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$146,855,270	$–	$146,855,270
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	63,006
U.S. Treasury Bills	–	549,931	–	549,931
Total Investments	$–	$147,405,201	$–	$147,468,207

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $63,006 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.